UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Niemann Capital Management

Address:   5615 Scotts Valley Drive, Suite 200
           Scotts Valley, CA 95066


Form 13F File Number: 28-03429


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard West
Title:  CCO
Phone:  800-622-1626

Signature,  Place,  and  Date  of  Signing:

/s/ Richard West                   Scotts Valley, CA                  2/11/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      136,545
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
POWERSHARES ETF PHARMA PORT                 ETF            73935X799    15629   452609          SOLE                Sole      0    0
ISHARES TRUST NASDAQ BIOTECH INDEX FUND-    ETF            464287556    15315   111606          SOLE                Sole      0    0
SHS NASDAQ BIOTECHNOLOGY INDEX FUND
SPDR S&P BIOTECH ETF                        ETF            78464A870    14996   170589          SOLE                Sole      0    0
ISHARES TRUST- SHS DOW JONES US HEALTHCARE  ETF            464287762    11358   136007          SOLE                Sole      0    0
SECTOR INDEX FUND
POWERSHARES INTERNATIONAL CORPORATE BOND    ETF            73936Q835    10552   356350          SOLE                Sole      0    0
PORTFOLIO
POWERSHARES ETF DYNAMIC RETAIL PORTFOLIO    ETF            73935X617    10144   402202          SOLE                Sole      0    0
ISHARES JPMORGAN USD EMERGING MARKETS BOND  ETF            464288281     9314    75852          SOLE                Sole      0    0
FUND
GUGGENHEIM CHINA REAL ESTATE ETF            ETF            18383Q861     7220   315958          SOLE                Sole      0    0
SPDR KBW INSURANCE ETF                      ETF            78464A789     6071   137978          SOLE                Sole      0    0
ISHARES MSCI PHILIPPINES INVESTABLE MARKET  ETF            46429B408     5720   165545          SOLE                Sole      0    0
INDEX FUND
ISHARES MSCI NEW ZEALAND INVESTABLE MARKET  ETF            464289123     5267   152312          SOLE                Sole      0    0
INDEX FUND
ISHARES HONG KONG INDEX                     ETF            464286871     5245   270086          SOLE                Sole      0    0
SPDR DJ INTERNATIONAL REAL ESTATE ETF       ETF            78463X863     5134   124151          SOLE                Sole      0    0
ISHARES MEXICO INDEX FUND                   ETF            464286822     4367    61910          SOLE                Sole      0    0
ISHARES DOW JONES US HOME CONSTRUCTION      ETF            464288752     3932   185824          SOLE                Sole      0    0
INDEX FUND
VANGUARD HEALTH CARE ETF                    ETF            92204A504     3372    47051          SOLE                Sole      0    0
POWERSHARES ETF TRUST DYNAMIC BUILDING &    ETF            73935X666     2909   167075          SOLE                Sole      0    0
CONSTRUCTION PORTFOLIO


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